RESULTS FROM OPERATING ACTIVITIES - Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Cost of sales	R (5,193.9)	R (4,747.7)	R (4,429.9)
Operating costs (a)	(4,735.2)	(4,404.6)	(4,206.0)
Movement in gold in process and finished inventories – Gold Bullion	5.4	18.1	34.9
Change in estimate of environmental rehabilitation recognised in profit or loss	13.1	98.0	11.6
Depreciation	(477.2)	(459.2)	(270.4)
(a) The most significant components of operating costs include:
Consumable stores	(1,512.4)	(1,376.0)	(1,303.3)
Corporate salaries and short-term incentives	(767.8)	(747.2)	(734.9)
Electricity	(516.0)	(544.0)	(586.1)
Specialist service providers	(1,021.5)	(876.2)	(851.7)
Machine hire	(173.4)	(156.3)	(198.4)
Security expenses	(216.8)	(198.5)	(167.2)
Water	R (42.7)	R (45.1)	R (32.5)